Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets other than goodwill
Amortization expense	$ 3,523	$ 3,823	$ 3,822
Payments made during the period to acquire intangible assets	0	0	10,200
Payments made during the period to acquire intangible assets	0	6,800	0
Two Companies
Intangible assets other than goodwill
Total amount of consideration transferred	17,000
Acquisition cost	$ 17,000
Payments made during the period to acquire intangible assets			$ 10,200
Payments made during the period to acquire intangible assets		$ 6,800